Stock Options	12 Months Ended
Dec. 31, 2013
Stock Options [Abstract]
Stock Options

Note 12. Stock Options

The Stratasys Ltd. 2012 Omnibus Equity Incentive Plan (the "2012 Plan"), which became effective upon closing of the Stratasys-Objet merger, provides for the grant of options, restricted shares, restricted share units and other share-based awards to the Company's and its subsidiaries' respective directors, employees, officers, consultants, and advisors and to any other person whose services are considered valuable to the Company or any of its affiliates. The initial reserved pool under the 2012 Plan was 2 million shares. The number of shares reserved will be automatically increased annually on January 1 by a number of ordinary shares equal to the lower of (i) 500,000 shares, subject to adjustment due to certain changes as provided under the 2012 Plan, and (ii) a number of shares determined by the Company's board of directors, if so determined prior to the January 1 on which the increase will occur. In February, 2013, the Company's general meeting approved that effective as of the date of adoption by the Company's shareholders of this resolution, the first sentence of Section 5.1 of the Stratasys Ltd. Omnibus Equity Incentive Plan be, and it hereby is, amended to insert "4,000,000" in lieu of "2,000,000". As of December 31, 2013, 3.6 million shares were available for equity awards under the 2012 plan. On January 1, 2014, the reserve pool under the 2012 plan was automatically increased by 0.5 million shares.

The Company recognized a one-time stock compensation expense of $4.5 million in 2012 in connection with stock options granted by Stratasys Inc. prior to the date of the merger agreement and certain options granted in May 2012, all of which became fully exercisable under their terms on completion of the merger. Stratasys Inc. options outstanding on the merger date were replaced with Company options with the same terms and equivalent value.

Objet options outstanding on the merger date remained outstanding under their original terms. Under purchase accounting, the value of options that were vested and exercisable on the merger date was included as part of the purchase price. The value of options with remaining vesting after the merger date was re-valued as of the merger date and that value will be reflected in stock compensation expense over the remaining vesting period. The valuation on the merger date used assumptions of risk free interest rate of 0.4% to 0.5%; expected option terms of 2.5 to 3.7 years; expected price volatility of 60.7% to 62.6%; and no dividend yield.

A summary of the stock option activity (reflecting historical Stratasys Inc. stock options prior to the Stratasys-Objet merger date) for the years ended December 31, 2013, 2012 and 2011 is as follows:

					Weighted
	Number				Average
	of Options	Per Share			Exercise
	Outstanding	Exercise Price			Price
Shares under option
at January 1, 2011	1,182,650	$8.27	-	$33.06	$15.16
Granted in 2011	325,000	21.08	-	25.95	25.42
Exercised in 2011	(423,783)	8.27	-	24.65	14.61
Expired in 2011	(3,000)	12.49	-	12.49	12.49
Forfeited in 2011	(43,600)	9.30	-	25.50	16.08
Shares under option
at December 31, 2011	1,037,267	9.30	-	33.06	18.59
Granted in 2012	336,750	46.87	-	46.87	46.87
Objet options from merger in 2012	3,286,909	2.21	-	15.64	6.10
Exercised in 2012	(1,322,047)	2.21	-	33.06	11.50
Forfeited in 2012	(22,962)	9.30	-	46.87	31.05
Shares under option
at December 31, 2012	3,315,917	2.21	-	46.87	11.84
Granted in 2013	388,131	74.95	-	120.51	86.22
MakerBot options from merger in 2013	77,631	2.74	-	7.30	4.76
Exercised in 2013	(1,741,953)	2.21	-	74.95	7.18
Forfeited in 2013	(32,293)	2.74	-	91.56	30.40
Shares under option
at December 31, 2013	2,007,433	$2.21	-	$120.51	$29.66

A summary of stock options exercisable at December 31, 2013, 2012 and 2011 is as follows:

					Weighted
	Number				Average
	of	Per Share			Exercise
	Shares	Exercise Price			Price
Options exercisable at
December 31, 2013	1,013,848	$2.21	-	$74.95	$11.36

Options exercisable at
December 31, 2012	2,281,298	$2.21	-	$46.87	$7.32

Options exercisable at
December 31, 2011	210,520	$9.30	-	$26.15	$16.44

The following table summarizes information about stock options outstanding at December 31, 2013:

	Options Outstanding			Options Exercisable
	Number	Weighted-		Number
	Outstanding	Average	Weighted-	Exercisable	Weighted-
	at	Remaining	Average	at	Average
Exercise	December 31,	Contractual	Exercise	December 31,	Exercise
Prices	2013	Life in Years	Price	2013	Price
$2.21 - $7.82	773,770	4.3	$5.94	618,965	$5.53
9.30 - 18.26	508,832	3.5	15.40	269,989	15.19
18.78 - 74.95	370,179	4.6	43.63	124,894	31.97
82.15 - 120.51	354,652	9.5	87.27	0	-
	2,007,433		29.66	1,013,848	11.36
Aggregate
intrinsic value	$59,536,686			$11,516,404

The weighted average life remaining on vested options was 3.9 years at December 31, 2013. The weighted average grant date fair value based on the Black-Scholes model was $40.94 for options granted in 2013 and $44.51 for options forfeited in 2013. The Company issues new ordinary shares upon exercise of stock options. The total intrinsic value of options exercised was approximately $12.5 million in 2013, $74.5 million in 2012 and $9.5 million in 2011.

The Company used the Black-Scholes option-pricing model to determine the fair value of grants made in 2013, 2012 and 2011. The following assumptions were applied in determining the compensation cost:

	2013	2012	2011
Risk-free interest rate	1.4% - 1.7%	0.8%	0.9% - 1.5%
Expected option term	5.1 - 5.2 years	4.5 years	4.5 years
Expected price volatility	56% - 57%	62%	55%
Dividend yield	-	-	-
Weighted average grant date fair value	$40.94	$22.36	$10.67

The Company's computation of expected volatility is based on historical volatility of the Company's stock. The expected option term was calculated in accordance with the simplified method in accordance with ASC 718. The interest rate for periods within the contractual life of the award is based on the U.S. Treasury yield curve in effect at the time of grant.

As of December 31, 2012 there were 1,034,619 unvested options with a weighted average grant date fair value of $53.74 based on the Black-Scholes model. As of December 31, 2013, there were 993,585 unvested options with a weighted average grant date fair value of $46.79 based on the Black-Scholes model. As of December 31, 2013, approximately $57 million of total unrecognized compensation expense related to unvested share-based compensation granted under the Company's plans. That cost is expected to be recognized over a weighted-average period of 1.7 years.

During 2013, the Company granted restricted share units ("RSUs") for 215,153 ordinary shares of the Company. Stock-based compensation expense equal to the aggregate fair value of the RSUs at grant date of $21.1 million, less an estimate of forfeitures, is being recorded on a straight-line basis over the four-year vesting period.

Stock-based compensation expenses included in the Company's Statements of Operations were:

	2013	2012	2011
Cost of sales	$2,980	$603	$-
Research and development, net	3,491	960	-
Selling, general and administrative	17,791	7,311	1,587
Total stock-based compensation expenses	$24,262	$8,874	$1,587